Schedule of Investments (unaudited) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 0.1%
TELUS Corp.	6,744	$120,084

China — 8.6%
Agricultural Bank of China Ltd., Class H	691,000	251,348
AIMA Technology Group Co. Ltd., Class A	116,170	555,178
Anhui Gujing Distillery Co. Ltd., Class A	3,300	125,675
Baidu, Inc., Class A(a)	35,600	696,008
Bank of China Ltd., Class H	1,347,000	499,599
Bank of Communications Co. Ltd., Class H	231,000	139,554
Beijing United Information Technology Co. Ltd., Class A	20,800	111,544
China Conch Venture Holdings Ltd.	103,500	129,619
China Construction Bank Corp., Class H	1,384,000	806,676
China Longyuan Power Group Corp. Ltd., Class H	58,000	56,153
China Merchants Bank Co. Ltd., Class H	17,500	87,023
China Minsheng Banking Corp. Ltd., Class H	493,500	188,105
China National Building Material Co. Ltd., Class H	458,000	289,481
China Resources Pharmaceutical Group Ltd.(b)	158,500	123,364
China Tower Corp. Ltd., Class H(b)	6,476,000	732,037
COSCO SHIPPING Holdings Co. Ltd., Class H	315,000	333,400
CRRC Corp. Ltd., Class H	125,000	68,988
CSPC Pharmaceutical Group Ltd.	196,000	163,714
Dongfang Electric Corp. Ltd., Class A	79,300	213,739
Fosun International Ltd.	682,000	497,130
GoodWe Technologies Co. Ltd., Class A	10,947	254,112
Industrial & Commercial Bank of China Ltd., Class H	1,345,000	656,800
JA Solar Technology Co. Ltd., Class A	22,900	106,658
JD Health International, Inc.(a)(b)	37,650	275,233
JD.com, Inc., Class A	7,700	159,417
Jiangxi Copper Co. Ltd., Class H	92,000	154,556
Kingboard Holdings Ltd.	57,000	158,611
Kuaishou Technology(a)(b)	13,000	114,096
Lenovo Group Ltd.	206,000	237,145
Li Auto, Inc., Class A(a)	11,300	242,577
LONGi Green Energy Technology Co. Ltd., Class A	144,600	605,867
Lufax Holding Ltd., ADR	419,853	747,338
Meituan, Class B(a)(b)	12,760	243,590
NetEase, Inc.	14,000	304,924
Ningbo Deye Technology Co. Ltd., Class A	20,460	358,981
Nongfu Spring Co. Ltd., Class H(b)	45,600	265,868
PetroChina Co. Ltd., Class H	652,000	478,070
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,140	138,605
Shenzhen Kstar Science And Technology Co. Ltd., Class A	54,200	254,799
Shenzhen SC New Energy Technology Corp., Class A	17,500	229,765
Sunny Optical Technology Group Co. Ltd.	8,600	84,315
Trina Solar Co. Ltd., Class A	66,171	349,215
Trip.com Group Ltd.(a)	8,450	345,122
Tsingtao Brewery Co. Ltd., Class H	26,000	233,801
Want Want China Holdings Ltd.	192,000	133,896
Xiamen C & D, Inc., Class A	75,100	118,018
Xinyi Solar Holdings Ltd.	76,000	82,524
Yadea Group Holdings Ltd.(b)	26,000	59,167

		13,461,405

Denmark — 1.5%
Novo Nordisk A/S, Class B	14,336	2,311,711

France — 2.6%
Hermes International	349	772,429

Security	Shares	Value

France (continued)
L’Oreal SA	1,400	$651,153
LVMH Moet Hennessy Louis Vuitton SE	2,777	2,579,188

		4,002,770

Germany — 0.4%
Commerzbank AG	21,741	260,054
Symrise AG	3,969	433,541

		693,595

Hong Kong — 1.7%
CK Asset Holdings Ltd.	58,500	338,778
HKT Trust & HKT Ltd., Class SS	358,000	422,869
Hongkong Land Holdings Ltd.	202,300	720,940
MTR Corp. Ltd.	69,000	317,973
Orient Overseas International Ltd.	19,500	325,849
WH Group Ltd.(b)	893,000	487,390

		2,613,799

India — 2.5%
Asian Paints Ltd.	4,292	176,307
Bajaj Auto Ltd.	8,273	496,601
Bharat Petroleum Corp. Ltd.	17,381	79,824
Eicher Motors Ltd.	12,170	498,472
HCL Technologies Ltd.	27,290	370,925
Infosys Ltd.	15,661	259,207
Kotak Mahindra Bank Ltd.	19,037	430,219
Power Grid Corp. of India Ltd.	75,039	242,957
Samvardhana Motherson International Ltd.	262,130	313,734
Sun Pharmaceutical Industries Ltd.	14,336	199,410
Tata Consultancy Services Ltd.	14,347	597,681
Torrent Pharmaceuticals Ltd.	5,668	138,191
UltraTech Cement Ltd.	1,500	151,818

		3,955,346

Indonesia — 0.1%
Bank Central Asia Tbk PT	204,700	123,973

Ireland — 1.0%
Allegion PLC	1,262	147,477
Kingspan Group PLC	6,235	500,443
Medtronic PLC	1,492	130,938
Seagate Technology Holdings PLC	11,328	719,328

		1,498,186

Italy — 1.3%
Ferrari NV	5,474	1,754,891
UniCredit SpA	10,688	270,623

		2,025,514

Japan — 6.8%
Aeon Co. Ltd.	6,100	132,118
ANA Holdings, Inc.(a)	15,800	378,790
Astellas Pharma, Inc.	28,700	419,661
BayCurrent Consulting, Inc.	7,400	238,981
East Japan Railway Co.	9,300	526,511
FUJIFILM Holdings Corp.	10,300	598,076
Hirose Electric Co. Ltd.	1,300	164,655
Japan Post Insurance Co. Ltd.	22,000	355,524
JFE Holdings, Inc.	13,900	224,845
Kawasaki Kisen Kaisha Ltd.	11,700	352,809
KDDI Corp.	8,500	250,169
Keio Corp.	2,800	93,074
Keyence Corp.	300	134,623
Lixil Corp.	23,600	301,604
Mazda Motor Corp.	27,000	267,853

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	12,800	$295,730
Mitsui OSK Lines Ltd.	8,200	211,985
MonotaRO Co. Ltd.	19,500	237,994
Nexon Co. Ltd.	10,000	190,794
Nintendo Co. Ltd.	13,600	615,192
Nippon Paint Holdings Co. Ltd.	20,300	185,994
Nippon Yusen KK	21,700	527,878
Nomura Research Institute Ltd.	19,000	539,883
Oracle Corp. Japan	2,400	168,237
Persol Holdings Co. Ltd.	5,400	106,815
Secom Co. Ltd.	2,500	167,762
SG Holdings Co. Ltd.	24,800	361,919
Shimadzu Corp.	2,900	88,075
Shionogi & Co. Ltd.	3,300	138,297
Shiseido Co. Ltd.	4,400	192,914
SoftBank Corp.	52,900	587,428
Suntory Beverage & Food Ltd.	7,100	252,739
Takeda Pharmaceutical Co. Ltd.	11,400	348,553
Tokyo Electron Ltd.	1,200	180,104
Tokyu Corp.	12,700	161,134
TOPPAN, Inc.	5,200	122,400
ZOZO, Inc.	27,400	534,903

		10,656,023

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	14,355	136,058
Wal-Mart de Mexico SAB de CV	52,420	218,226

		354,284

Netherlands — 2.0%
ASML Holding NV	4,098	2,935,269
BE Semiconductor Industries NV	648	77,411
Shell PLC	4,844	149,006

		3,161,686

Singapore — 0.4%
Keppel Corp. Ltd.	62,700	348,188
Seatrium Ltd.(a)	1,825,962	193,525
Singapore Airlines Ltd.	16,700	94,606

		636,319

South Korea — 2.3%
DB Insurance Co. Ltd.	14,170	837,877
Hyundai Heavy Industries Co. Ltd.(a)	2,787	305,529
Hyundai Mipo Dockyard Co. Ltd.(a)	1,022	74,894
KB Financial Group, Inc.	10,390	416,134
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	4,360	422,036
Krafton, Inc.(a)	497	66,995
Meritz Financial Group, Inc.	5,420	209,268
NCSoft Corp.	3,030	657,347
Samsung Fire & Marine Insurance Co. Ltd.	3,612	690,421

		3,680,501

Sweden — 0.5%
Assa Abloy AB, Class B	15,627	375,718
Hexagon AB, B Shares	36,305	352,006

		727,724

Switzerland — 1.6%
Lonza Group AG, Registered Shares	2,792	1,622,252
Nestle SA, Registered Shares	4,522	554,032
STMicroelectronics NV	6,322	338,141

		2,514,425

Security	Shares	Value

Taiwan — 3.1%
Advantech Co. Ltd.	9,898	$123,604
ASE Technology Holding Co. Ltd.	105,000	384,308
Cheng Shin Rubber Industry Co. Ltd.	192,000	235,340
Chunghwa Telecom Co. Ltd.	242,000	892,728
Eva Airways Corp.	171,000	200,505
Far EasTone Telecommunications Co. Ltd.	130,000	293,522
Hua Nan Financial Holdings Co. Ltd.	164,432	116,486
Largan Precision Co. Ltd.	2,000	138,723
Novatek Microelectronics Corp.	19,000	256,947
Quanta Computer, Inc.	146,000	1,110,748
Taiwan Cooperative Financial Holding Co. Ltd.	121,755	113,974
Taiwan Mobile Co. Ltd.	46,000	138,222
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	469,498
Vanguard International Semiconductor Corp.	39,000	96,157
Voltronic Power Technology Corp.	4,000	223,202

		4,793,964

United Kingdom — 1.5%
Auto Trader Group PLC(b)	35,698	296,064
London Stock Exchange Group PLC	7,173	778,950
Spirax-Sarco Engineering PLC	8,861	1,265,526

		2,340,540

United States — 57.3%
AbbVie, Inc.	3,057	457,266
Adobe, Inc.(a)	1,455	794,677
Advance Auto Parts, Inc.	4,594	341,748
Allstate Corp.	4,315	486,214
Alphabet, Inc., Class C(a)	16,183	2,154,119
American Electric Power Co., Inc.	7,278	616,738
AmerisourceBergen Corp.	1,428	266,893
Amgen, Inc.	2,659	622,605
ANSYS, Inc.(a)	5,642	1,930,128
Aon PLC, Class A	850	270,725
Assurant, Inc.	2,427	326,456
AT&T, Inc.	27,358	397,238
Atlassian Corp., Class A(a)	2,984	542,909
Aura Biosciences, Inc.(a)	3,367	40,067
Autodesk, Inc.(a)	3,442	729,670
AutoZone, Inc.(a)	392	972,834
BioMarin Pharmaceutical, Inc.(a)	4,618	406,061
Booking Holdings, Inc.(a)	385	1,143,758
Boston Scientific Corp.(a)	3,914	202,941
Builders FirstSource, Inc.(a)	2,779	401,371
Cadence Design Systems, Inc.(a)	10,865	2,542,519
Campbell Soup Co.	4,238	194,185
Centene Corp.(a)	1,702	115,889
CH Robinson Worldwide, Inc.	2,061	206,471
Chewy, Inc., Class A(a)	7,126	241,571
Cigna Group.	2,207	651,286
Cintas Corp.	498	250,016
Cisco Systems, Inc.	25,193	1,311,044
Clorox Co.	3,506	531,089
CME Group, Inc., Class A	1,182	235,171
Colgate-Palmolive Co.	9,402	716,997
Consolidated Edison, Inc.	11,149	1,057,594
Costco Wholesale Corp.	3,222	1,806,479
Crowdstrike Holdings, Inc., Class A(a)	626	101,199
CVS Health Corp.	12,277	916,969
Dell Technologies, Inc., Class C	1,622	85,836
Duke Energy Corp.	10,584	990,874
Edison International	1,341	96,498
Edwards Lifesciences Corp.(a)	2,053	168,490

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Electronic Arts, Inc.	3,501	$477,361
Eli Lilly & Co.	893	405,913
Entergy Corp.	2,311	237,340
Enterprise Products Partners LP	5,737	152,088
Equity Residential	4,430	292,114
Essential Utilities, Inc.	4,115	174,023
Estee Lauder Cos., Inc., Class A	1,476	265,680
Evergy, Inc.	5,612	336,552
Eversource Energy	12,792	925,245
Expeditors International of Washington, Inc.	601	76,507
Exxon Mobil Corp.	592	63,486
FactSet Research Systems, Inc.	463	201,424
Fair Isaac Corp.(a)	427	357,813
Fidelity National Information Services, Inc.	5,958	359,744
First Solar, Inc.(a)	462	95,819
Floor & Decor Holdings, Inc., Class A(a)	10,904	1,252,324
Fortinet, Inc.(a)	2,483	192,979
GE HealthCare Technologies, Inc.(a)	3,864	301,392
General Mills, Inc.	13,730	1,026,180
Gilead Sciences, Inc.	21,936	1,670,207
GoDaddy, Inc., Class A(a)	6,802	524,366
Hartford Financial Services Group, Inc.	3,681	264,590
Healthpeak Properties, Inc.	18,180	396,869
Hershey Co.	2,513	581,282
Humana, Inc.	2,846	1,300,138
Incyte Corp.(a)	2,617	166,755
Intuit, Inc.	3,459	1,769,970
Intuitive Surgical, Inc.(a)	4,134	1,341,070
Invesco Ltd.	14,787	248,422
Johnson & Johnson	2,171	363,708
Kellogg Co.	5,512	368,698
Keurig Dr. Pepper, Inc.	28,513	969,727
Keysight Technologies, Inc.(a)	9,832	1,583,739
Kimberly-Clark Corp.	4,405	568,685
KLA Corp.	409	210,206
Kraft Heinz Co.	11,215	405,759
Kroger Co.	19,047	926,446
Las Vegas Sands Corp.(a)	3,701	221,357
Linde PLC	334	130,484
Lockheed Martin Corp.	1,760	785,611
Marathon Petroleum Corp.	355	47,222
MarketAxess Holdings, Inc.	1,715	461,712
Marsh & McLennan Cos., Inc.	7,049	1,328,173
Masimo Corp.(a)	4,300	525,890
Mastercard, Inc., Class A	5,718	2,254,493
McDonald’s Corp.	72	21,110
McKesson Corp.	3,264	1,313,434
Merck & Co., Inc.	16,232	1,731,143
MetLife, Inc.	4,356	274,297
Mettler-Toledo International, Inc.(a)	144	181,076
MGM Resorts International	16,844	855,170
Microsoft Corp.	13,342	4,481,845
Moderna, Inc.(a)	1,478	173,901
Motorola Solutions, Inc.	4,505	1,291,268
Nasdaq, Inc.	10,414	525,803
Newmont Corp.	4,856	208,420
NextEra Energy, Inc.	8,615	631,479
NIKE, Inc., Class B	8,871	979,270
Northrop Grumman Corp.	658	292,810
Okta, Inc.(a)	2,055	157,947
O’Reilly Automotive, Inc.(a)	312	288,846

Security	Shares	Value

United States (continued)
Otis Worldwide Corp.	2,031	$184,740
Paycom Software, Inc.	903	332,990
Paylocity Holding Corp.(a)	1,037	235,243
PepsiCo, Inc.	8,346	1,564,541
Public Service Enterprise Group, Inc.	1,907	120,370
Regeneron Pharmaceuticals, Inc.(a)	467	346,472
Rollins, Inc.	17,963	733,429
Royal Caribbean Cruises Ltd.(a)	2,402	262,082
Royalty Pharma PLC, Class A	9,706	304,574
S&P Global, Inc.	4,756	1,876,290
Salesforce, Inc.(a)	3,492	785,735
Sirius XM Holdings, Inc.	104,284	531,848
Splunk, Inc.(a)	5,521	598,090
Starbucks Corp.	4,289	435,634
Thermo Fisher Scientific, Inc.	1,575	864,139
TransDigm Group, Inc.	968	870,929
Travelers Cos., Inc.	2,196	379,052
UiPath, Inc., Class A(a)	7,087	128,133
UnitedHealth Group, Inc.	2,668	1,350,995
VeriSign, Inc.(a)	7,503	1,582,758
Verisk Analytics, Inc.	5,280	1,208,803
Verizon Communications, Inc.	29,524	1,006,178
Vertex Pharmaceuticals, Inc.(a)	2,832	997,827
Viatris, Inc.	19	200
Visa, Inc., Class A	7,600	1,806,748
Walmart, Inc.	7,049	1,126,853
Warner Bros Discovery, Inc., Class A(a)	606	7,920
Waste Management, Inc.	2,249	368,364
WEC Energy Group, Inc.	12,010	1,079,219
Williams Cos., Inc.	6,400	220,480
Willis Towers Watson PLC	2,223	469,787
Workday, Inc., Class A(a)	1,723	408,575
WP Carey, Inc.	1,694	114,396
Xcel Energy, Inc.	18,835	1,181,520
Yum! Brands, Inc.	1,734	238,720
Zillow Group, Inc., Class C(a)	7,299	395,314
Zoetis, Inc.	671	126,208
Zscaler, Inc.(a)	984	157,814

		89,744,947

Total Long-Term Investments — 95.5% (Cost: $138,220,241)		149,416,796

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(c)(d)	7,379,271	7,379,271

Total Short-Term Securities — 4.7% (Cost: $7,379,271)		7,379,271

Total Investments — 100.2% (Cost: $145,599,512)		156,796,067
Liabilities in Excess of Other Assets — (0.2)%		(271,640)

Net Assets — 100.0%		$156,524,427

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,818,942	$3,560,329	(a)	$—	$—	$—	$7,379,271	7,379,271	$90,123	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	2,245,827	USD	287,408	Citibank N.A.	09/20/23	$669
HKD	12,574,969	USD	1,608,377	Goldman Sachs International	09/20/23	4,635
HKD	2,520,464	USD	322,776	Morgan Stanley & Co. International PLC	09/20/23	528
HKD	10,484,276	USD	1,341,570	Morgan Stanley & Co. International PLC	09/20/23	3,266
HKD	9,445,195	USD	1,210,224	UBS AG	09/20/23	1,327
INR	224,899,589	USD	2,716,884	Citibank N.A.	09/20/23	13,954
JPY	206,382,628	USD	1,446,164	Canadian Imperial Bank of Commerce	09/20/23	15,627
SGD	433,072	USD	323,068	JPMorgan Chase Bank N.A.	09/20/23	3,367
USD	352,123	DKK	2,378,210	Bank of America N.A.	09/20/23	196
USD	532,065	DKK	3,579,890	Goldman Sachs International	09/20/23	2,315
USD	5,157,763	EUR	4,666,526	Morgan Stanley & Co. International PLC	09/20/23	14,694
USD	547,320	SEK	5,560,485	Bank of America N.A.	09/20/23	17,830

						78,408

JPY	46,076,040	USD	343,784	Bank of America N.A.	09/20/23	(17,432)
JPY	476,750,890	USD	3,615,914	Bank of America N.A.	09/20/23	(239,127)
JPY	43,927,365	USD	322,663	Morgan Stanley & Co. International PLC	09/20/23	(11,529)
JPY	58,555,031	USD	418,233	Royal Bank of Canada	09/20/23	(3,492)
TWD	28,830,196	USD	928,563	BNP Paribas SA	09/20/23	(9,366)
TWD	47,910,778	USD	1,582,849	Citibank N.A.	09/20/23	(55,304)
TWD	8,754,105	USD	287,245	Morgan Stanley & Co. International PLC	09/20/23	(8,137)
TWD	9,759,875	USD	322,567	Morgan Stanley & Co. International PLC	09/20/23	(11,392)
USD	388,398	EUR	357,113	Citibank N.A.	09/20/23	(5,183)
USD	422,572	EUR	383,514	Royal Bank of Canada	09/20/23	(106)
USD	1,447,255	EUR	1,322,008	Royal Bank of Canada	09/20/23	(9,755)
USD	322,758	GBP	259,230	Bank of America N.A.	09/20/23	(9,994)
USD	932,186	GBP	737,064	Morgan Stanley & Co. International PLC	09/20/23	(13,922)
USD	500,236	INR	41,263,496	BNP Paribas SA	09/20/23	(805)
USD	1,253,880	CAD	1,659,840	Royal Bank of Canada	11/01/23	(6,391)

						(401,935)

						$(323,527)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/26/24 – 02/24/28	$(92,957)	$(490,831	)(c)	$(554,487)	12.9%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/24 – 02/15/24	(6,316,135)	(1,327,768	)(e)	(7,671,626)	16.8

					$(1,818,599)		$(8,226,113)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(29,301) of net dividends and financing fees.
(e)	Amount includes $27,723 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	0-82 basis points	0-700 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/26/24 - 02/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Ramsay Health Care Ltd.	3,391	$134,379	(24.2)%

Brazil
Ambev SA	150,120	471,749	(85.1)
Telefonica Brasil SA	30,459	271,240	(48.9)

		742,989

Canada
Barrick Gold Corp.	11,607	200,514	(36.2)
Enbridge, Inc.	24,419	897,762	(161.9)
Pembina Pipeline Corp.	4,225	133,768	(24.1)
Rogers Communications, Inc., Class B	9,864	431,917	(77.9)

		1,663,961

Denmark
Novo Nordisk A/S	2,420	390,230	(70.4)

Finland
Elisa OYJ	6,285	327,860	(59.1)

France
Dassault Aviation SA	260	50,508	(9.1)
Dassault Systemes SE	8,696	371,655	(67.0)

		422,163

Security	Shares	Value	% of Basket Value

Germany
Merck KGaA	3,330	$585,164	(105.5)%
Zalando SE	2,468	85,207	(15.4)

		670,371

Italy
Coca-Cola HBC AG	4,118	121,163	(21.9)
Snam SpA	38,969	204,851	(36.9)

		326,014

Mexico
Arca Continental SAB de CV	19,210	192,456	(34.7)
Grupo Aeroportuario del Sureste SAB de CV,
Class B	9,910	280,309	(50.6)
Wal-Mart de Mexico SAB de CV	41,037	170,838	(30.8)

		643,603

Netherlands
ABN AMRO Bank NV, CVA	32,072	545,327	(98.3)

Norway
Orkla ASA	41,486	327,359	(59.0)

South Africa
Capitec Bank Holdings Ltd.	3,600	361,013	(65.1)
Gold Fields Ltd.	4,419	68,535	(12.4)

		429,548

Spain
Aena SME SA, Class A	797	127,275	(23.0)

Sweden
Epiroc AB	5,164	103,102	(18.6)
Nibe Industrier AB, B Shares	23,415	210,917	(38.0)
Saab AB	2,627	138,467	(25.0)
SKF AB	9,416	179,398	(32.4)

5

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	78,603	$395,410	(71.3)%
Volvo Car AB	22,914	113,264	(20.4)

		1,140,558

Switzerland
DSM-Firmenich AG	1,108	122,434	(22.1)
Novartis AG, Registered Shares	17,149	1,795,451	(323.8)
SGS SA	967	93,891	(16.9)

		2,011,776

United States
Haleon PLC	29,619	127,848	(23.1)

Total Reference Entity — Long		10,031,261

Reference Entity — Short

Common Stocks

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	(9,835)	(120,838)	21.8
Hapvida Participacoes e Investimentos S/A	(357,319)	(362,703)	65.4

		(483,541)

China
C&D International Investment Group Ltd.	(78,543)	(214,567)	38.7
China Jinmao Holdings Group Ltd.	(900,000)	(147,903)	26.7
China Meidong Auto Holdings Ltd.	(116,000)	(127,255)	22.9
Genscript Biotech Corp.	(28,000)	(72,116)	13.0
Li Ning Co. Ltd.	(20,000)	(121,929)	22.0
Longfor Group Holdings Ltd.	(24,500)	(66,283)	12.0
ZhongAn Online P&C Insurance Co. Ltd., Class H	(140,900)	(461,754)	83.3
ZTE Corp.	(36,400)	(133,218)	24.0

		(1,345,025)

Finland
Metso OYJ	(6,945)	(78,923)	14.2

France
Sartorius Stedim Biotech	(3,058)	(956,761)	172.6

Germany
HelloFresh SE	(9,023)	(257,292)	46.4
LEG Immobilien SE	(4,388)	(310,243)	56.0
Talanx AG	(6,284)	(384,831)	69.4
Vonovia SE	(28,754)	(669,967)	120.8

		(1,622,333)

Japan
Advantest Corp.	(2,400)	(331,944)	59.9
Rakuten Group, Inc.	(75,200)	(294,540)	53.1

		(626,484)

Mexico
Grupo Financiero Inbursa SAB de CV, Class O	(115,361)	(280,049)	50.5
Industrias Penoles SAB de CV	(37,002)	(529,077)	95.4

		(809,126)

Norway
Salmar ASA	(10,382)	(479,633)	86.5

Poland
mBank SA	(2,111)	(251,989)	45.4

Security	Shares	Value	% of Basket Value

South Korea
SK Innovation Co. Ltd.	(1,948)	$(330,418)	59.6%

Sweden
Fastighets AB Balder, Class B	(39,031)	(182,137)	32.9
Sagax AB, Class B	(14,317)	(317,918)	57.3

		(500,055)

Switzerland
Bachem Holding AG	(4,960)	(458,161)	82.6

United States
Blackstone, Inc.	(1,540)	(161,377)	29.1
Boston Properties, Inc.	(8,869)	(590,941)	106.6
Coinbase Global, Inc., Class A	(2,931)	(289,026)	52.1
Entegris, Inc.	(4,743)	(520,355)	93.8
First Citizens BancShares, Inc./NC, Class A	(283)	(405,058)	73.1
Illumina, Inc.	(867)	(166,594)	30.0

		(2,133,351)

Preferred Stocks

Germany
Sartorius AG	(1,236)	(509,948)	92.0

Total Reference Entity — Short		(10,585,748)

Net Value of Reference Entity — Citibank N.A		$(554,487)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/08/24 - 02/15/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Coles Group Ltd.	24,964	$305,275	(4.0)%
Medibank Pvt Ltd.	35,050	82,750	(1.1)
Northern Star Resources Ltd.	13,271	103,596	(1.3)
Transurban Group	17,558	169,523	(2.2)
Wesfarmers Ltd.	2,674	89,344	(1.2)

		750,488

Canada
Franco-Nevada Corp.	5,559	811,180	(10.6)
Metro, Inc.	2,940	158,231	(2.0)
Open Text Corp.	2,520	108,242	(1.4)
West Fraser Timber Co. Ltd.	6,178	520,514	(6.8)

		1,598,167

France
Bollore SE	25,678	162,355	(2.1)
Hermes International	39	86,317	(1.1)
La Francaise des Jeux SAEM	3,422	130,643	(1.7)
Societe Generale SA	9,800	266,528	(3.5)

		645,843

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

Germany
Carl Zeiss Meditec AG	3,188	$369,427	(4.8)%
SAP SE	6,869	937,011	(12.2)

		1,306,438

Norway
Equinor ASA	13,142	401,994	(5.2)

Poland
PGE Polska Grupa Energetyczna SA	129,890	276,272	(3.6)

Saudi Arabia
Arabian Internet & Communications Services Co.	3,969	385,833	(5.0)
Dr Sulaiman Al Habib Medical Services Group Co.	2,202	169,635	(2.2)
Elm Co.	2,165	392,436	(5.1)
SABIC Agri-Nutrients Co.	3,925	150,855	(2.0)
Saudi Telecom Co.	15,687	177,383	(2.3)

		1,276,142

South Africa
Aspen Pharmacare Holdings Ltd.	13,244	142,032	(1.9)

Sweden
Getinge AB, B Shares	9,953	185,454	(2.4)

Switzerland
Clariant AG, Registered Shares	38,769	635,276	(8.3)

United Kingdom
CNH Industrial NV	25,848	373,322	(4.9)

United States
Nestle SA	5,680	695,909	(9.1)
Roche Holding AG	205	67,972	(0.9)
Roche Holding Par AG	3,992	1,237,725	(16.1)

		2,001,606

Preferred Stocks

Brazil
Cia Energetica de Minas Gerais	166,450	445,979	(5.8)

Germany
Dr Ing hc F Porsche AG	2,410	294,701	(3.9)

Total Reference Entity — Long		10,333,714

Reference Entity — Short

Common Stocks

Australia
Computershare Ltd.	(35,479)	(598,362)	7.8
IGO Ltd.	(22,471)	(209,975)	2.7
Lendlease Corp Ltd.	(48,657)	(282,871)	3.7
Mineral Resources Ltd.	(2,226)	(107,553)	1.4
Pilbara Minerals Ltd.	(41,788)	(136,711)	1.8
Reece Ltd.	(8,481)	(111,991)	1.5

		(1,447,463)

Brazil
Cia Siderurgica Nacional SA	(52,051)	(152,342)	2.0
Hapvida Participacoes e Investimentos S/A	(365,622)	(371,131)	4.9
Suzano SA	(28,192)	(286,585)	3.7

		(810,058)

Security	Shares	Value	% of Basket Value

Canada
Ivanhoe Mines Ltd., Class A	(40,701)	$(431,502)	5.6%

China
Country Garden Holdings Co. Ltd.	(1,508,000)	(309,805)	4.0
Flat Glass Group Co. Ltd., Class H	(142,000)	(425,045)	5.5
GDS Holdings Ltd., Class A	(163,700)	(269,534)	3.5
Microport Scientific Corp.	(207,000)	(417,754)	5.5
New Oriental Education & Technology Group, Inc.	(10,800)	(61,522)	0.8
Shanghai Fudan Microelectronics Group Co. Ltd.	(48,000)	(127,963)	1.7
Xiaomi Corp., Class B	(290,000)	(461,356)	6.0
XPeng, Inc., Class A	(113,800)	(1,213,896)	15.8
Xtep International Holdings Ltd.	(150,000)	(167,167)	2.2
Yuexiu Property Co. Ltd.	(69,000)	(91,058)	1.2

		(3,545,100)

Hong Kong
Nine Dragons Paper Holdings Ltd.	(933,000)	(614,843)	8.0
Sino Biopharmaceutical Ltd.	(210,000)	(95,243)	1.3

		(710,086)

Italy
Telecom Italia SpA	(1,162,675).	(335,166)	4.4

Japan
Lasertec Corp.	(500)	(75,691)	1.0
MatsukiyoCocokara & Co.	(4,500)	(263,347)	3.4
Olympus Corp.	(11,200)	(182,750)	2.4

		(521,788)

Poland
LPP SA	(57)	(196,077)	2.5

Singapore
Sea Ltd., ADR	(5,796)	(385,550)	5.0

South Korea
Delivery Hero SE	(2,785)	(126,410)	1.7
Kakao Corp.	(6,524)	(262,636)	3.4
L&F Co. Ltd.	(2,157)	(435,942)	5.7
Lotte Energy Materials Corp.	(11,842)	(509,465)	6.6
POSCO Future M Co. Ltd.	(1,355)	(560,579)	7.3
Samsung Engineering Co. Ltd.	(3,441)	(99,813)	1.3
SKC Co. Ltd.	(4,183)	(325,633)	4.2

		(2,320,478)

Switzerland
Dufry AG	(8,147)	(420,943)	5.5
SIG Group AG	(9,206)	(246,110)	3.2

		(667,053)

Taiwan
Powerchip Semiconductor Manufacturing Corp.	(30,000)	(28,676)	0.4
Shin Kong Financial Holding Co. Ltd.	(203,000)	(62,308)	0.8
Winbond Electronics Corp.	(145,000)	(135,913)	1.8

		(226,897)

United Kingdom
Just Eat Takeaway.com NV	(7,404)	(132,828)	1.7
Ocado Group PLC	(41,096)	(494,737)	6.5

		(627,565)

United States
Ares Management Corp., Class A	(6,310)	(626,078)	8.2
Caesars Entertainment, Inc.	(4,818)	(284,358)	3.7
Celanese Corp., Class A	(668)	(83,761)	1.1

7

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	%of Basket Value

United States (continued)
Charles River Laboratories International, Inc.	(1,588)	$(332,750)	4.3%
Cloudflare, Inc., Class A	(1,358)	(93,390)	1.2
Constellation Energy Corp.	(3,510)	(339,241)	4.4
Darling Ingredients, Inc.	(4,027)	(278,870)	3.6
Legend Biotech Corp., ADR	(811)	(61,247)	0.8
Lucid Group, Inc.	(46,731)	(355,623)	4.6
Monolithic Power Systems, Inc.	(795)	(444,795)	5.8
Novocure Ltd.	(7,306)	(238,468)	3.1
Paramount Global, Class B	(34,743)	(556,930)	7.3
Repligen Corp.	(706)	(121,121)	1.6
Roku, Inc.	(6,389)	(615,069)	8.0

Security	Shares	Value	%of Basket Value

United States (continued)
Take-Two Interactive Software, Inc.	(2,859)	$(437,255)	5.7%
Toast, Inc., Class A	(11,850)	(261,529)	3.4
Webster Financial Corp.	(9,986)	(472,537)	6.2
Wolfspeed, Inc.	(2,694)	(177,535)	2.3

		(5,780,557)

Total Reference Entity — Short		(18,005,340)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(7,671,626)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Canada	$120,084	$—	$—	$120,084
China	747,338	12,714,067	—	13,461,405
Denmark	—	2,311,711	—	2,311,711
France	—	4,002,770	—	4,002,770
Germany	—	693,595	—	693,595
Hong Kong	—	2,613,799	—	2,613,799
India	—	3,955,346	—	3,955,346
Indonesia	—	123,973	—	123,973
Ireland	1,498,186	—	—	1,498,186
Italy	—	2,025,514	—	2,025,514
Japan	—	10,656,023	—	10,656,023
Mexico	354,284	—	—	354,284
Netherlands	—	3,161,686	—	3,161,686
Singapore	—	636,319	—	636,319
South Korea	—	3,680,501	—	3,680,501
Sweden	—	727,724	—	727,724
Switzerland	—	2,514,425	—	2,514,425

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Taiwan	$—	$4,793,964	$—	$4,793,964
United Kingdom	—	2,340,540	—	2,340,540
United States	89,744,947	—	—	89,744,947
Short-Term Securities
Money Market Funds	7,379,271	—	—	7,379,271

	$99,844,110	$56,951,957	$—	$156,796,067

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$78,408	$—	$78,408
Liabilities
Equity Contracts	—	(1,818,599)	—	(1,818,599)
Foreign Currency Exchange Contracts	—	(401,935)	—	(401,935)

	$—	$(2,142,126)	$—	$(2,142,126)

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

9